Earnings Per Share	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

13. LOSS PER SHARE

Basic loss per common share is calculated based upon net loss available to holders of common shares divided by the weighted average number of shares outstanding. Diluted loss per common share is based upon the weighted-average number of common shares outstanding during the period plus additional weighted-average common equivalent shares outstanding during the period when the effect is dilutive. Common equivalent shares result from the assumed exercise of outstanding stock options (the proceeds of which are then assumed to have been used to repurchase outstanding stock using the treasury stock method) and the vesting of unvested restricted stock units. Common equivalent shares have not been included in the net loss per common share calculations because the effect would have been anti-dilutive.

The potential common equivalent shares consisted of the following:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
(In thousands)	2011	2010	2011	2010
Stock options	9,033	14,499	8,323	13,614
Restricted stock units	1,164	934	1,477	878
Total	10,197	15,433	9,800	14,492

3.	EARNINGS PER SHARE

Basic and diluted earnings per share is as follows:

	Year Ended March 31,
	2011	2010	2009
	(In thousands)

Numerator:
Net (loss) income	$(45,540)	$(39,626)	$130,505

Denominator:
Weighted average number of common shares outstanding	95,610	94,839	95,161
Effect of dilutive securities:
Stock options	—	—	884
Restricted stock units	—	—	207

Dilutive common share equivalents	—	—	1,091

Shares used in calculating diluted earnings per share	95,610	94,839	96,252

The following amounts were not included in the calculation of earnings per share because their effects were anti-dilutive:

	Year Ended March 31,
	2011	2010	2009
	(In thousands)

Denominator:
Stock options	13,357	17,675	15,647
Restricted stock units	936	419	—

Total	14,293	18,094	15,647